Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Notes to Financial Statements
Net Loss	$ 709,141	$ 104,444	$ 709,141	$ 104,444	$ 431,923	$ 233,008